Deferred tax	12 Months Ended
Jun. 30, 2019
Deferred tax
Deferred tax

14Deferred tax

		2019	2018
for the year ended 30 June	Note	Rm	Rm

Reconciliation
Balance at beginning of year		21 812	22 778
Current year charge		(2 819)	(851)
per the income statement	12	(2 689)	(1 075)
per the statement of comprehensive income		(130)	224
Reclassification to held for sale		(6)	—
Foreign exchange differences recognised in income statement		22	34
Translation of foreign operations		14	(149)

Balance at end of year		19 023	21 812

Comprising
Deferred tax assets		(8 563)	(4 096)
Deferred tax liabilities		27 586	25 908

		19 023	21 812

Deferred tax assets and liabilities are determined based on the tax status and rates of the underlying entities. The increase in deferred tax assets relates to our US operations.

	2019	2018
for the year ended 30 June	Rm	Rm

Attributable to the following tax jurisdictions
 South Africa	25 065	22 501
 United States of America	(4 998)	301
 Germany	(550)	(431)
 Mozambique	559	766
 Other	(1 053)	(1 325)

	19 023	21 812

Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	2 003	1 194
Short- and long-term provisions	(2 851)	(1 296)
Calculated tax losses	(7 329)	(3 267)
Other	(386)	(727)

	(8 563)	(4 096)

Net deferred tax liabilities:
Property, plant and equipment	33 342	32 233
Current assets	(1 147)	(777)
Short- and long-term provisions	(4 061)	(4 991)
Calculated tax losses	(150)	(284)
Financial derivatives	59	57
Other	(457)	(330)

	27 586	25 908

Deferred tax assets have been recognised for the carry forward amount of unused tax losses relating to the group’s operations where, among other things, taxation losses can be carried forward indefinitely and there is compelling evidence that it is probable that sufficient taxable profits will be available in the future to utilise all tax losses carried forward.

	2019	2018
for the year ended 30 June	Rm	Rm

Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	48 444	23 893
Utilised against the deferred tax balance	(29 745)	(6 272)

Not recognised as a deferred tax asset(1)	18 699	17 621

Deferred tax assets not recognised on tax losses mainly relate to Sasol’s exploration and development entities, where future taxable income is uncertain.
Calculated tax losses carried forward that have not been recognised:
Expiry between three and five years	712	376
Expiry thereafter	2 212	2 052
Indefinite life	15 775	15 193

	18 699	17 621

(1)	Included are calculated tax losses of R15,5 billion relating to Sasol Canada.

Areas of judgement:

Sasol companies are involved in tax litigation and tax disputes with various tax authorities in the normal course of business.  A detailed assessment is performed regularly on each matter and a provision is recognised where appropriate.  Although the outcome of these claims and disputes cannot be predicted with certainty, Sasol believes that open engagement and transparency will enable appropriate resolution thereof.

A deferred tax asset is recognised to the extent that it is probable that future taxable profits will be available against which the deferred tax asset can be utilised. This includes the significant tax losses incurred at our US operations where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against. These losses do not expire. The provision of deferred tax assets and liabilities reflects the tax consequences that would follow from the expected recovery or settlement of the carrying amount of its assets and liabilities.

Unremitted earnings at end of year that would be subject to foreign dividend withholding tax and after tax effect if remitted

Deferred tax liabilities are not recognised for the income tax effect that may arise on the remittance of unremitted earnings by foreign subsidiaries, joint operations and incorporated joint ventures. It is management’s intention that, where there is no double taxation relief, these earnings will be permanently re-invested in the group.

	2019	2018
for the year ended 30 June	Rm	Rm

Unremitted earnings at end of year that would be subject to dividend withholding tax	28 150	45 280
Europe	10 808	12 555
Rest of Africa	2 675	2 346
United States of America*	10 486	23 591
Other	4 181	6 788

Tax effect if remitted	1 012	1 718
Europe	241	267
Rest of Africa	213	188
United States of America	524	1 179
Other	34	84

*	Decrease in the current year relates mainly to tax losses incurred at our US operations where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against.

Dividend withholding tax

Dividend withholding tax is payable at a rate of 20% on dividends distributed to shareholders. Dividends paid to companies and certain other institutions and certain individuals are not subject to this withholding tax. This tax is not attributable to the company paying the dividend but is collected by the company and paid to the tax authorities on behalf of the shareholder.

On receipt of a dividend, the company includes the dividend withholding tax in its computation of the income tax expense.

	2019	2018
for the year ended 30 June	Rm	Rm

Undistributed earnings at end of year subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	180 692	185 064
Maximum withholding tax payable by shareholders if distributed to individuals	36 138	37 013

Accounting policies:

The income tax charge is determined based on net income before tax for the year and includes deferred tax and dividend withholding tax.

The current tax charge is the tax payable on the taxable income for the financial year applying enacted or substantively enacted tax rates and includes any adjustments to tax payable in respect of prior years.

Deferred tax is provided for using the liability method, on all temporary differences between the carrying amount of assets and liabilities for accounting purposes and the amounts used for tax purposes and on any tax losses. No deferred tax is provided on temporary differences relating to:

•	the initial recognition of goodwill;

•	the initial recognition (other than in a business combination) of an asset or liability to the extent that neither accounting nor taxable profit is affected on acquisition; and

•

investments in subsidiaries, associates and interests in joint arrangements to the extent that the temporary difference will probably not reverse in the foreseeable future and the control of the reversal of the temporary difference lies with the parent, investor, joint venturer or joint operator.

The provision for deferred tax is calculated using enacted or substantively enacted tax rates at the reporting date that are expected to apply when the asset is realised or liability settled.

Deferred tax assets and liabilities are offset when the related income taxes are levied by the same taxation authority, there is a legally enforceable right to offset and there is an intention to settle the balances on a net basis.